MANAGEMENT'S COMMENTS


                               CAPITAL VALUE FUND



The Capital Value Fund has enjoyed another good year. The trend for much of the period was upwardly biased, yet a spike in interest rates in the first quarter of 1997 caused some discomfort. Another troubling development was the narrow advance of last year's rally. Back out the 50 largest stocks from the Standard and Poor's 500 Index, and you find that the remaining 450 returned only 48% of what their big brothers did. The economy continues to grow at a modest but sustainable pace. Federal Reserve Chairman Alan Greenspan is hinting at another increase in interest rates, yet the market continues to rise. We have positioned the CVF to perform in the coming year. The portfolio consists of traditional large cap stocks like Federal Express, Cracker Barrel, and Pepsi coupled with a dose of smaller, nimbler competitors such as EMC, Adobe, and Pomeroy. The names change every year, but the philosophy remains the same: buy cash rich, debt free companies who are the leaders in their industries, but are currently selling at multi-year lows. Large cap stocks should continue to perform at a steady rate, but a surprise could come from our smaller companies. While large companies have benefited from intense cost cutting over the past decade, cutting costs does not increase sales. Many firms such as General Electric have enjoyed 15% growth over the past five years, but over time their returns should drop back to a more reasonable 9% to 10%. On the other hand many smaller firms are growing at tremendous growth rates that have not been reflected in their stock price. Hopefully, now is the time for these companies to shine. The Dow Jones 30 should remain in a comfortable trading rage over the summer months, but as more stock are now participating in the rally we could see another extension to this 15 year old bull market.

                               Capital Value Fund
                     Performance Update - $10,000 Investment
                    For the period from December 31, 1991 to
                                 March 31, 1997


                             Capital Value Fund               60% S&P/40% Lehman
              31-Dec-91                9,650.00                       10,000.00
              31-Mar-92                9,541.00                        9,797.00
              30-Jun-92                9,729.00                       10,068.00
              30-Sep-92                9,929.00                       10,432.00
              31-Dec-92               10,159.00                       10,753.00
              31-Mar-93               10,616.00                       11,213.00
              30-Jun-93               10,739.00                       11,364.00
              30-Sep-93               10,898.00                       11,659.00
              31-Dec-93               11,255.00                       11,823.00
              31-Mar-94               11,099.00                       11,418.00
              30-Jun-94               10,927.00                       11,400.00
              30-Sep-94               11,395.00                       11,763.00
              31-Dec-94               11,363.00                       11,779.00
              31-Mar-95               12,084.00                       12,711.00
              30-Jun-95               13,050.00                       13,759.00
              30-Sep-95               13,474.00                       14,547.00
              31-Dec-95               13,802.00                       15,331.00
              31-Mar-96               14,037.00                       15,767.00
              30-Jun-96               14,438.00                       16,266.00
              30-Sep-96               14,473.00                       16,702.00
              31-Dec-96               15,164.00                       17,803.00
              31-Mar-97               15,031.00                       18,098.00


This graph depicts the performance of the Capital Value Fund versus a combined index of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. It is important to note the Capital Value Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Return


                           Since Inception      One Year        Five Years

-------------------------------------------------------------------------------

      No Sales Load             8.80%            7.08%             9.52%

-------------------------------------------------------------------------------

 Maximum 3.5% Sales Load        8.07%            3.33%             8.74%

-------------------------------------------------------------------------------



The graph assumes an initial $10,000 investment at December 31, 1991 ($9,650 after maximum sales load of 3.5%). All dividends and distributions are reinvested.

At March 31, 1997, the Fund would have grown to $15,031 - total investment return of 50.31% since December 31, 1991. Without the deduction of the 3.5% maximum sales load, the Fund would have grown to $15,577 - total investment return of 55.77% since December 31, 1991. The sales load is reduced or eliminated for larger purchases.

At March 31, 1997, a similar investment in a combined index of 60% S&P 500 and 40% Lehman Brothers Aggregate Bond Index would have grown to $18,098 - total investment return of 80.98% since December 31, 1991.

Past performance is not a guarantee of future performance. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1997

                                                                                                                Value
                                                                                            Shares             (note 1)
                                                                                        ---------------    -----------------
COMMON STOCKS - 68.77%

     Aerospace & Defense - 0.89%
          The Boeing Company                                                                        42               $4,142
          Rockwell International Corporation                                                     1,000               64,875
                                                                                                           -----------------
                                                                                                                     69,017
                                                                                                           -----------------
     Beverages - 0.84%
          PepsiCo, Inc.                                                                          2,000               65,250
                                                                                                           -----------------

     Brewery - 1.91%
          Adolph Coors Company                                                                   3,000               63,750
          Anheuser-Busch Companies, Inc.                                                         2,000               84,250
                                                                                                           -----------------
                                                                                                                    148,000
                                                                                                           -----------------
     Broadcast - Radio & Television - 0.54%
      (a) U S West, Inc.                                                                         2,000               37,250
      (a) ValueVision International, Inc.                                                        1,000                4,438
                                                                                                           -----------------
                                                                                                                     41,688
                                                                                                           -----------------
     Chemicals - 1.57%
          Shulman (A.), Inc.                                                                     1,000               19,000
          WD-40 Company                                                                          2,000              102,000
                                                                                                           -----------------
                                                                                                                    121,000
                                                                                                           -----------------
     Commercial Services - 0.96%
          Crawford & Company                                                                     3,000               43,875
          InteliData Technologies Corp.                                                          1,000                5,000
          Pinkerton's, Inc.                                                                      1,000               25,750
                                                                                                           -----------------
                                                                                                                     74,625
                                                                                                           -----------------
     Computers - 6.15%
      (a) AST Research, Inc.                                                                     1,000                4,750
      (a) Amdahl Corporation                                                                     1,500               14,062
      (a) Auspex Systems, Inc.                                                                   1,000               11,562
      (a) Compaq Computer Corporation                                                            3,000              229,875
      (a) EMC Corporation                                                                        4,500              158,625
      (a) Medar, Inc.                                                                            3,750               20,156
      (a) NetFRAME Systems, Inc.                                                                 1,000                1,750
      (a) Pinnacle Micro, Inc.                                                                   1,500                3,843
      (a) Silicon Graphics, Inc.                                                                 1,000               19,500
      (a) Tandem Computers, Inc.                                                                 1,000               11,875
                                                                                                           -----------------
                                                                                                                    475,998
                                                                                                           -----------------
     Computer Software & Services - 7.80%
          Adobe Systems, Inc.                                                                    1,000               40,125
      (a) Artisoft, Inc.                                                                         2,500                7,812
          Automatic Data Processing, Inc.                                                        1,000               41,875
      (a) Avid Technology, Inc.                                                                    500                6,593
          Banyan Systems, Inc.                                                                   2,000                4,125
      (a) Cadence Design Systems, Inc.                                                           1,000               34,500
      (a) Cisco Systems, Inc.                                                                    4,000              192,500


                                                                                                                 (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1997

                                                                                                                Value
                                                                                            Shares             (note 1)
                                                                                        ---------------    -----------------
COMMON STOCKS - (Continued)

     Computer Software & Services - (Continued)
      (a) Concentra Corporation                                                                  1,000               $5,250
      (a) Cornerstone Imaging, Inc.                                                                500                3,625
      (a) FTP Software, Inc.                                                                     2,000               11,625
      (a) Fractal Design Corporation                                                             1,000                7,250
      (a) Interleaf, Inc.                                                                        2,000                3,125
      (a) INTERSOLV                                                                              3,000               25,125
      (a) InterVoice, Inc.                                                                       1,000               10,750
      (a) Metatec Corporation                                                                    1,000                4,015
      (a) MetaTools, Inc.                                                                        1,000               10,000
      (a) NETCOM On-Line Communication Services, Inc.                                              500                4,813
      (a) Netscape Communications Corporation                                                      500               15,031
      (a) Novell, Inc.                                                                           3,000               28,500
      (a) Parametric Technology Company                                                          2,000               90,250
      (a) ParcPlace Digitalk, Inc.                                                               1,000                1,500
      (a) Santa Cruz Operation, Inc.                                                             2,000               12,500
      (a) Spyglass, Inc.                                                                         1,000                7,125
      (a) Verity, Inc.                                                                           1,000                7,750
      (a) Viewlogic Systems, Inc.                                                                2,000               27,875
                                                                                                           -----------------
                                                                                                                    603,639
                                                                                                           -----------------
     Electrical Equipment - 0.73%
      (a) Brooks Automation, Inc.                                                                1,000               14,875
      (a) Level One Communications, Inc.                                                         1,500               41,250
                                                                                                           -----------------
                                                                                                                     56,125
                                                                                                           -----------------
     Electronics - 4.70%
          Logicon, Inc.                                                                          3,000              106,125
      (a) Mentor Graphics Corporation                                                            1,000                8,375
          Motorola, Inc.                                                                         1,500               90,563
          National Service Industries                                                            2,000               78,250
      (a) Sonic Solutions, Inc.                                                                  2,500               15,625
      (a) VeriFone, Inc.                                                                         2,000               65,000
                                                                                                           -----------------
                                                                                                                    363,938
                                                                                                           -----------------
     Electronics - Semiconductor - 3.33%
          Intel Corporation                                                                      1,000              139,125
      (a) LSI Logic Corporation                                                                  2,000               69,500
      (a) Sierra Semiconductor Corporation                                                       1,000               16,125
      (a) Speedfam International, Inc.                                                           1,000               33,000
                                                                                                           -----------------
                                                                                                                    257,750
                                                                                                           -----------------
     Engineering & Construction - 0.47%
      (a) Stone & Webster, Inc.                                                                  1,000               36,750
                                                                                                           -----------------

     Entertainment - 1.62%
          GTECH Holdings Corporation                                                             1,000               30,125
           The Walt Disney Company                                                               1,300               94,900
                                                                                                           -----------------
                                                                                                                    125,025
                                                                                                           -----------------

                                                                                                                  (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1997

                                                                                                                Value
                                                                                            Shares             (note 1)
                                                                                        ---------------    -----------------
COMMON STOCKS - (Continued)

     Environmental Control - 0.48%
      (a) Harding Lawson Associates Group                                                        1,000               $6,875
          WMX Technologies, Inc.                                                                 1,000               30,625
                                                                                                           -----------------
                                                                                                                     37,500
                                                                                                           -----------------
     Financial - Banks, Commercial - 1.41%
          Wachovia Corporation                                                                   2,000              109,000
                                                                                                           -----------------

     Food - Processing - 1.10%
      (a) Grist Mill Company                                                                     3,000               17,625
          Lance, Inc.                                                                            1,500               27,000
          Sara Lee Corporation                                                                   1,000               40,500
                                                                                                           -----------------
                                                                                                                     85,125
                                                                                                           -----------------
     Foreign Securities - 3.93%
      (a) Cott Corporation                                                                       1,000                9,875
          Energy Group PLC - ADR                                                                   250                8,031
          Glaxo Wellcome plc - ADR                                                               2,000               70,750
      (a) Grupo Embotelladoras de Mexico S.A. de CV - ADR                                        2,000               19,750
      (a) Grupo Televisa S.A. - ADR                                                              1,000               24,875
          Guinness plc - ADR                                                                     1,500               62,700
          Hanson plc - ADR                                                                         250                5,688
          Imperial Oil Ltd.                                                                      1,000               46,625
          Moore Corporation Ltd.                                                                 1,500               30,000
          Nintendo Company Ltd.                                                                  2,000               17,500
          Scitex Corporation Ltd.                                                                1,000                8,500
                                                                                                           -----------------
                                                                                                                    304,294
                                                                                                           -----------------
     Forest Products & Paper - 0.48%
          St. Joe Corporation                                                                      500               36,937
                                                                                                           -----------------

     Household Products & Housewares - 0.64%
          Rubbermaid, Inc.                                                                       2,000               49,750
                                                                                                           -----------------

     Insurance - Life & Health - 1.58%
          Jefferson-Pilot Corporation                                                            2,250              122,344
                                                                                                           -----------------

     Leisure Time - 0.29%
      (a) Aldila, Inc.                                                                           2,000                9,375
      (a) Coastcast Corporation                                                                  1,000               13,125
                                                                                                           -----------------
                                                                                                                     22,500
                                                                                                           -----------------
     Lodging - 0.12%
      (a) John Q Hammons Hotels, Inc.                                                            1,000                9,000
                                                                                                           -----------------

     Medical - Hospital Management & Service - 0.22%
      (a) Transitional Hospitals Corp.                                                           2,000               17,250
                                                                                                           -----------------



                                                                                                                  (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1997

                                                                                                                Value
                                                                                            Shares             (note 1)
                                                                                        ---------------    -----------------
COMMON STOCKS - (Continued)

     Medical Supplies - 0.24%
      (a) Datascope Corporation                                                                  1,000              $18,250
                                                                                                           -----------------

     Miscellaneous - Manufacturing - 0.70%
      (a) ACX Technologies, Inc.                                                                 2,000               38,500
          Cross (A.T.) Company                                                                   1,500               15,375
                                                                                                           -----------------
                                                                                                                     53,875
                                                                                                           -----------------
     Oil & Gas - Domestic - 0.34%
          Sun Company, Inc.                                                                      1,000               26,125
                                                                                                           -----------------

     Oil & Gas - Equipment & Services - 1.39%
          Schlumberger, Ltd.                                                                     1,000              107,250
                                                                                                           -----------------

     Oil & Gas - Exploration - 0.22%
          Parker Drilling Company                                                                2,000               16,750
                                                                                                           -----------------

     Pharmaceuticals - 3.21%
          Bristol-Myers Squibb Company                                                           2,000              121,500
          Merck & Co., Inc.                                                                      1,500              126,563
                                                                                                           -----------------
                                                                                                                    248,063
                                                                                                           -----------------
     Publishing - Printing - 1.16%
          Deluxe Corporation                                                                     1,000               32,375
          Readers Digest Association, Inc.                                                       2,000               57,500
                                                                                                           -----------------
                                                                                                                     89,875
                                                                                                           -----------------
     Real Estate - 0.24%
          Price Enterprises, Inc.                                                                1,000               18,375
                                                                                                           -----------------

     Restaurants & Food Service - 2.56%
      (a) Buffets, Inc.                                                                          1,000                7,188
          Cracker Barrel Old Country Store, Inc.                                                 5,500              143,688
          McDonald's Corporation                                                                 1,000               47,250
                                                                                                           -----------------
                                                                                                                    198,126
                                                                                                           -----------------
     Retail - Apparel - 1.05%
          Cato Corporation                                                                       2,000               11,500
          DEB Shops, Inc.                                                                        2,000                9,000
          Designs, Inc.                                                                          1,000                5,625
          The Limited, Inc.                                                                      3,000               55,125
                                                                                                           -----------------
                                                                                                                     81,250
                                                                                                           -----------------
     Retail - Department Stores - 1.80%
      (a) 50-OFF Stores, Inc.                                                                    4,000                  240
          Wal-Mart Stores, Inc.                                                                  5,000              139,375
                                                                                                           -----------------
                                                                                                                    139,615
                                                                                                           -----------------
     Retail - Grocery - 1.95%
          Food Lion, Inc.                                                                       10,000               81,875
          Weis Markets, Inc.                                                                     2,500               69,375
                                                                                                           -----------------
                                                                                                                    151,250
                                                                                                           -----------------



                                                                                                                  (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1997

                                                                                                                Value
                                                                                            Shares             (note 1)
                                                                                        ---------------    -----------------
COMMON STOCKS - (Continued)

     Retail - Specialty Line - 1.16%
          Circuit City Stores-Circuit City Group                                                 2,000              $66,750
      (a) Gibson Greetings, Inc.                                                                 1,000               20,750
          Sun Television and Appliances, Inc.                                                    1,000                2,000
                                                                                                           -----------------
                                                                                                                     89,500
                                                                                                           -----------------
     Telecommunications - 0.39%
      (a) 360 Communications Company                                                               333                5,744
      (a) Cone Mills Corporation                                                                 1,000                7,375
          Lucent Technologies, Inc.                                                                324               17,091
                                                                                                           -----------------
                                                                                                                     30,210
                                                                                                           -----------------
     Telecommunications Equipment - 0.10%
      (a) Premisys Communications, Inc.                                                          1,000                8,125
                                                                                                           -----------------

     Textiles - 2.03%
      (a) Ashworth, Inc.                                                                         2,000               16,000
      (a) Burlington Industries, Inc.                                                            1,600               18,400
          Liz Claiborne, Inc.                                                                    2,000               87,250
          Russell Corporation                                                                    1,000               35,750
                                                                                                           -----------------
                                                                                                                    157,400
                                                                                                           -----------------
     Tire & Rubber - 0.68%
          The Goodyear Tire & Rubber Company                                                     1,000               52,250
                                                                                                           -----------------

     Transportation - Air - 1.01%
          Federal Express Corporation                                                            1,500               78,188
                                                                                                           -----------------

     Trucking & Leasing - 0.47%
          Caliber System, Inc.                                                                   1,000               26,500
          Roadway Express, Inc.                                                                    500                9,688
                                                                                                           -----------------
                                                                                                                     36,188
                                                                                                           -----------------
     Utilities - Electric - 0.95%
          Potomac Electric Power Company                                                         3,000               73,500
                                                                                                           -----------------

     Utilities - Telecommunications - 4.94%
          A T & T Corporation                                                                    1,000               34,750
          BellSouth Corporation                                                                  2,000               84,500
          GTE Corporation                                                                        2,000               93,250
          Pacific Telesis Group                                                                  1,500               56,625
          Sprint Corporation                                                                     1,000               45,500
          U S WEST Communications Group                                                          2,000               67,750
                                                                                                           -----------------
                                                                                                                    382,375
                                                                                                           -----------------
     Wholesale - Specialty Line - 0.42%
          Pomeroy Computer Resources, Inc.                                                       1,650               32,588
                                                                                                           -----------------


Total Common Stocks (Cost $3,884,489)                                                                             5,321,633
                                                                                                           -----------------




                                                                                                                 (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1997




                                                                                Interest         Maturity           Value
                                                            Principal             Rate             Date            (note 1)
                                                           -------------     -------------   ---------------    ------------

CORPORATE OBLIGATIONS - 25.51%

          A T & T Corporation                                   $50,000             7.500%          06/01/06        $50,500
          A T & T Corporation                                    50,000             8.125%          01/15/22         49,938
          A T & T Corporation                                    50,000             8.125%          07/15/24         49,875
          A T & T Corporation                                   100,000             8.625%          12/01/31        104,000
          American Express Company                               50,000             8.625%          05/15/22         51,019
          Anheuser-Busch Companies, Inc.                         25,000             8.625%          12/01/16         25,625
          Anheuser-Busch Companies, Inc.                         25,000             9.000%          12/01/09         28,031
          Archer Daniels Midland Corporation                    100,000             6.250%          05/15/03         94,875
          Archer Daniels Midland Corporation                     25,000             8.875%          04/15/11         28,089
          BellSouth Telecommunications                           50,000             6.250%          05/15/03         47,500
          BellSouth Telecommunications                          125,000             6.750%          10/15/33        109,375
          BellSouth Telecommunications                           50,000             7.000%          02/01/05         49,250
          BellSouth Telecommunications                           25,000             7.875%          08/01/32         24,688
          Du Pont (E.I.) De Nemours & Company                    60,000             6.000%          12/01/01         57,600
          Du Pont (E.I.) De Nemours & Company                    50,000             7.950%          01/15/23         48,828
          Du Pont (E.I.) De Nemours & Company                    50,000             8.125%          03/15/04         52,047
          Duke Power Company                                     20,000             6.375%          03/01/08         18,300
          Duke Power Company                                    100,000             6.750%          08/01/25         86,125
          General Electric Capital Corporation                  100,000             8.750%          05/21/07        110,075
          International Business Machines                        50,000             8.375%          11/01/19         53,063
          Morgan Stanley Group, Inc.                             75,000             7.500%          02/01/24         69,864
          Pacific Bell                                          100,000             6.250%          03/01/05         93,250
          Sears, Roebuck and Company                             50,000             9.250%          04/15/98         51,375
          The Boeing Company                                    150,000             8.750%          09/15/31        170,837
          The Coca-Cola Company                                  70,000             8.500%          02/01/22         74,594
          United Parcel Service of America                       50,000             8.375%          04/01/20         54,219
          U S West, Inc.                                         50,000             6.875%          09/15/33         42,984
          Wachovia Corporation                                   75,000             6.375%          04/15/03         71,930
          Wal-Mart Stores, Inc.                                  75,000             6.500%          06/01/03         24,156
          Wal-Mart Stores, Inc.                                  25,000             8.500%          09/15/24         26,083
          Wal-Mart Stores, Inc.                                 150,000             8.875%          06/29/11        156,080
                                                                                                           -----------------

Total Corporate Obligations (Cost $1,920,966)                                                                     1,974,175
                                                                                                           -----------------












                                                                                                                 (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 1997




                                                                               Interest          Maturity            Value
                                                            Principal            Rate              Date            (note 1)
                                                           -------------    -------------    ---------------    ------------
REPURCHASE AGREEMENT (b) - 4.62%

          Wachovia Bank, dated March 31, 1997                  $357,601             6.50%           04/01/97       $357,601
                                                                                                                ------------
          (Cost $357,601)


Total Value of Investments (Cost $6,163,056 (c))                                                    98.90%       $7,653,409
Other Assets Less Liabilities                                                                        1.10%           84,846
                                                                                           ---------------     ------------
     Net Assets                                                                                    100.00%       $7,738,255
                                                                                           ===============     ============




     (a)  Non-income producing investment.

     (b) The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The
          Nottingham Company (Note 1).

     (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


          Unrealized appreciation                                                                                $1,908,658
          Unrealized depreciation                                                                                  (418,305)
                                                                                                           -----------------

                          Net unrealized appreciation                                                            $1,490,353
                                                                                                           =================















See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 1997


ASSETS
       Investments, at value (cost $6,163,056)                                                                       $7,653,409
       Cash                                                                                                               8,330
       Income receivable                                                                                                 48,976
       Receivable for investments sold                                                                                   40,000
       Prepaid expenses                                                                                                     392
       Other assets                                                                                                       2,350
                                                                                                                  --------------

            Total assets                                                                                              7,753,457
                                                                                                                  --------------

LIABILITIES
       Accrued expenses                                                                                                  15,202
                                                                                                                  --------------

NET ASSETS
       (applicable to 618,963 Investor Class Shares outstanding; unlimited
       shares of no par value beneficial interest authorized)                                                        $7,738,255
                                                                                                                  ==============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER
       INVESTOR CLASS SHARE
       ($7,738,255 / 618,963 shares)                                                                                     $12.50
                                                                                                                  ==============

MAXIMUM OFFERING PRICE PER INVESTOR CLASS SHARE
       (100 / 96.5 of $12.50)                                                                                            $12.95
                                                                                                                  ==============

NET ASSETS CONSIST OF
       Paid-in capital                                                                                               $6,247,902
       Net unrealized appreciation on investments                                                                     1,490,353
                                                                                                                  --------------
                                                                                                                     $7,738,255
                                                                                                                  ==============
























See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 1997


INVESTMENT INCOME

       Income
            Interest                                                                                                      $184,630
            Dividends                                                                                                       89,296
            Miscellaneous                                                                                                      219
                                                                                                                    ---------------

                 Total income                                                                                              274,145
                                                                                                                    ---------------

       Expenses
            Investment advisory fees (note 2)                                                                               47,054
            Fund administration fees (note 2)                                                                               19,605
            Distribution and service fees (note 3)                                                                          39,206
            Custody fees                                                                                                     7,998
            Registration and filing administration fees (note 2)                                                             2,369
            Fund accounting fees (note 2)                                                                                   21,000
            Audit fees                                                                                                       4,274
            Legal fees                                                                                                       9,500
            Securities pricing fees                                                                                         11,700
            Shareholder recordkeeping fees                                                                                   2,179
            Shareholder servicing expenses                                                                                   4,995
            Registration and filing expenses                                                                                 3,018
            Printing expenses                                                                                                2,016
            Trustee fees and meeting expenses                                                                                6,751
            Other operating expenses                                                                                         4,570
                                                                                                                    ---------------

                 Total expenses                                                                                            186,235
                                                                                                                    ---------------

                            Net investment income                                                                           87,910
                                                                                                                    ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions                                                                       98,880
       Increase in unrealized appreciation on investments                                                                  356,911
                                                                                                                    ---------------

            Net realized and unrealized gain on investments                                                                455,791
                                                                                                                    ---------------

                 Net increase in net assets resulting from operations                                                     $543,701
                                                                                                                    ===============














See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Year ended        Year ended
                                                                                 March 31,          March 31,
                                                                                    1997              1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

  Operations
     Net investment income                                                          $87,910          $122,895
     Net realized gain from investment transactions                                  98,880            38,601
     Increase in unrealized appreciation on investments                             356,911           919,595
                                                                                    -------           -------

        Net increase in net assets resulting from operations                        543,701         1,081,091
                                                                                    -------         ---------

  Distributions to shareholders from
     Net investment income                                                          (87,910)         (127,074)
     Tax return of capital                                                           (8,006)                0
     Net realized gain from investment transactions                                 (69,095)         (222,742)
                                                                                    -------          --------

        Decrease in net assets resulting from distributions                        (165,011)         (349,816)
                                                                                   --------          --------

  Capital share transactions
     Increase (decrease) in net assets resulting from capital share transactions   (192,238)           44,966
                                                                                   --------            ------

           Total increase in net assets                                             186,452           776,241
                                                                                    =======           =======

NET ASSETS

  Beginning of year                                                               7,551,803         6,775,562
                                                                                  =========         =========

  End of year                                                                    $7,738,255        $7,551,803
                                                                                ===========         =========



(a) A summary of capital share activity follows:
-------------------------------------------------------------------------------------------------------------
                                                             Year ended                    Year ended
                                                           March 31, 1997                March 31, 1996
-------------------------------------------------------------------------------------------------------------
                                                       Shares          Value         Shares            Value
                                                     ----------    ----------      ---------        ---------
Shares sold                                            44,461        $551,414        44,207          $517,663
                                                       ------        --------        ------          --------
Shares issued for reinvestment
  of distributions                                     13,109         163,984        29,596           348,199
                                                       ------         -------        ------           -------
                                                       57,570         715,398        73,803           865,862
                                                       ------         -------        ------           -------

Shares redeemed                                       (72,371)       (907,636)      (70,329)         (820,896)
                                                      -------        --------       -------          --------
  Net increase (decrease)                             (14,801)      $(192,238)        3,474           $44,966
                                                      =======       =========         =====           =======





See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Year)

--------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended   Year ended    Year ended   Year ended    Year ended
                                                             March 31,    March 31,     March 31,    March 31,     March 31,
                                                                1997         1996          1995         1994          1993
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                               $11.92       $10.75        $10.42       $10.59        $10.05

   Income from investment operations
      Net investment income                                        0.15         0.19          0.17         0.15          0.20
      Net realized and unrealized gain on investments              0.70         1.53          0.73         0.41          0.88
                                                                   ----         ----          ----         ----          ----

         Total from investment operations                          0.85         1.72          0.90         0.56          1.08
                                                                   ----         ----          ----         ----          ----

   Distributions to shareholders from
      Net investment income                                       (0.15)       (0.20)        (0.21)       (0.11)        (0.20)
      Tax return of capital                                       (0.01)        0.00          0.00         0.00          0.00
      Net realized gain from investment transactions              (0.11)       (0.35)        (0.36)       (0.62)        (0.34)
                                                                  -----        -----         -----        -----         -----
         Total distributions                                      (0.27)       (0.55)        (0.57)       (0.73)        (0.54)
                                                                  -----        -----         -----        -----         -----
Net asset value, end of year                                     $12.50       $11.92        $10.75       $10.42        $10.59
                                                                 ======       ======        ======       ======        ======

Total return                                                       7.08%       16.16%         8.66%        5.21%        11.23%

Ratios/supplemental data
   Net assets, end of year                                   $7,738,255   $7,551,803    $6,775,562   $6,257,240    $6,042,297
                                                             ==========   ==========    ==========   ==========    ==========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees                2.38 %       2.56 %        2.58 %       2.64 %        2.48 %
      After expense reimbursements and waived fees                 2.38 %       2.33 %        2.47 %       2.43 %        2.48 %

   Ratio of net investment income to average net assets
      Before expense reimbursements and waived fees                1.12 %       1.44 %        1.55 %       1.22 %        1.87 %
      After expense reimbursements and waived fees                 1.12 %       1.66 %        1.66 %       1.43 %        1.87 %

   Portfolio turnover rate                                         7.31 %      12.33 %       24.67 %      32.99 %       24.79 %

   Average broker commissions per share (a)                       $0.10

(a) Represents total commission paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

See accompanying notes to financial state

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor Class of shares of the Fund on June 15, 1995 and an additional class of shares, the Institutional shares, was authorized. To date, only Investor Class shares have been issued by the Fund. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.




                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1997



C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive all or a portion of its fee to limit total Fund operating expenses to 2.50% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waiver will continue.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1997



The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.

Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 1997, the Distributor retained sales charges in the amount of $597.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class shares' average daily net assets. The Fund incurred $39,206 of such expenses under the Plan for the year ended March 31, 1997.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

Purchases  and  sales  of  investments,   other  than  short-term   investments,
aggregated $534,413 and $951,914, respectively, for the year ended March 31, 1997.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1997


The Fund's prospectus provides that the Fund will generally limit foreign investments to those traded domestically as sponsored American Depository Receipts (ADR's). At March 31, 1997, Fund investments included non-ADR foreign securities valued at $112,500 or 1.47% of total investments at value.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders of The Nottingham Investment Trust II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Capital Value Fund (a portfolio of The Nottingham Investment Trust II) as of March 31, 1997, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 1996 and the financial highlights for the four years in the period ended March 31, 1996 were audited by other auditors, whose reports thereon dated May 14, 1996, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of March 31, 1997 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Value Fund as of March 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.




/S/ DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
April 25, 1997